Document and Entity Information	Nov. 10, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001891856
Document Type	8-K
Document Period End Date	Nov. 10, 2026
Entity Registrant Name	GEN Restaurant Group, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41727
Entity Tax Identification Number	87-3424935
Entity Address, Address Line One	11480 South Street
Entity Address, Address Line Two	Suite 205
Entity Address, City or Town	Cerritos
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90703
City Area Code	(562)
Local Phone Number	356-9929
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common stock, par value $0.001 per share
Trading Symbol	GENK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false